Convertible Debt - Schedule of Promissory Notes (Details)	Dec. 31, 2024	Dec. 31, 2023
Bottom of Range [Member] | Stock price [Member]
Schedule of Promissory Notes [Line Items]
Significant inputs	1.6	1.16
Bottom of Range [Member] | Expected life in years [Member]
Schedule of Promissory Notes [Line Items]
Significant inputs	0.5	0.49
Bottom of Range [Member] | Risk free rate [Member]
Schedule of Promissory Notes [Line Items]
Significant inputs	4.24	5.09
Bottom of Range [Member] | Expected volatility [Member]
Schedule of Promissory Notes [Line Items]
Significant inputs	105	74.65
Top of Range [Member] | Stock price [Member]
Schedule of Promissory Notes [Line Items]
Significant inputs	4.32	4.82
Top of Range [Member] | Expected life in years [Member]
Schedule of Promissory Notes [Line Items]
Significant inputs	0.92	1
Top of Range [Member] | Risk free rate [Member]
Schedule of Promissory Notes [Line Items]
Significant inputs	5.56	5.57
Top of Range [Member] | Expected volatility [Member]
Schedule of Promissory Notes [Line Items]
Significant inputs	150	130